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                 UNITED STATES                               OMB APPROVAL
        SECURITIES AND EXCHANGE COMMISSION              ------------------------
                 UNITED STATES                          OMB  Number:  3235-0456
              Washington, D.C. 20549                    Expires:   August   31,
                                                        2000 Estimated  average
                                                        burden     hours    per
                                                        response...............1
                                                        ------------------------


                    FORM 24F-2
          ANNUAL NOTICE OF SECURITIES SOLD
               PURSUANT TO RULE 24F-2

 Read instructions at end of Form before preparing Form.

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       1.      Name and address of issuer:

               Mitchell Hutchins Portfolios
               51 West 52nd Street
               New York, NY 10019-6114

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       2.      The name of each  series or class of  securities  for which  this
               Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|

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       3.      Investment Company Act File Number:

                     811-7757

               Securities Act File Number:

                     333-26087

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       4(a).   Last day of fiscal year for which this Form is filed:

                     May 31, 2000

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       4(b).   |_|   Check box if this Form is being filed late (i.e., more than
                     90  calendar  days  after  the end of the  issuer's  fiscal year). (See Instruction A.2)

       NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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       4(c).   |X|   Check  box if this is the  last  time  the  issuer  will be filing this Form.



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





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       5.      Calculation of registration fee:

         (i)     Aggregate sale price of                       $      3,210,656
                 securities sold during                         ---------------
                 the fiscal year pursuant
                 to section 24(f):

         (ii)    Aggregate price of
                 securities redeemed    $     30,054,585
                 or repurchased during   ---------------
                 the fiscal year

         (iii)   Aggregate price of
                 securities redeemed or
                 repurchased during any
                 prior fiscal year
                 ending no earlier than $              0
                 October 1, 1995 that    ---------------
                 were not previously
                 used to reduce
                 registration fees
                 payable to the
                 Commission:

         (iv)    Total available redemption credits          - $     30,054,585
                 [add Items 5(ii) and 5(iii)]:                  ---------------


         (v)     Net sales - if Item
                 5(i) is greater than                          $              0
                 Item 5(iv) [subtract                           ---------------
                 Item 5(iv) from Item
                 5(i)]:
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         (vi)    Redemption credits
                 available for use in   $(    26,843,929)
                 future years  -- if     ----------------
                 Item 5(i) is less than
                 Item 5(iv) [subtract
                 Item 5(iv) from Item
                 5(i)]:
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         (vii)   Multiplier for
                 determining                                 = $       0.000264
                 registration fee (See                          ---------------
                 Instruction C.9):

         (viii)  Registration fee
                 due [multiply Item 5(v)
                 by Item 5(vii)] (enter                      = $              0
                 "0" if no fee is due):                         ---------------

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       6.      Prepaid Shares

                  If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.


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       7.      Interest  due - if this  Form is being  filed  more  than 90 days after the end of the Issuer's fiscal year (see Instruction D):

                                                             + $              0
                                                                ---------------
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       8.      Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                             = $              0
                                                                ===============

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       9.      Date the  registration  fee and any interest  payment was sent to the Commission's lockbox depository:

               Method of Delivery:

               |_|        Wire Transfer
               |_|        Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ John J. Lee
                               ----------------------------------------
                               John J. Lee
                               ----------------------------------------
                               Vice President and Assistant Treasurer
                               ----------------------------------------

Date:      August 22, 2000
           ---------------

  *Please print the name and title of the signing officer below the signature.


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